CUSTOMER CONTRACTS	12 Months Ended
Dec. 31, 2022
CUSTOMER CONTRACTS [Abstract]
CUSTOMER CONTRACTS
7.	CUSTOMER CONTRACTS

Upon completion of the acquisition of Trucking and the Asset Acquisition, the Company acquired customer contracts. The customer contracts are amortized using the straight-line method over the useful life of 5 years.

The change in customer contract during the year ended December 31, 2022, is as follows:

$

Balance, December 31, 2020	-
Additions	3,901,442
Foreign exchange	31,686
Balance, December 31, 2021	3,933,128
Additions	685,253
Amortization	(1,126,818)
Foreign exchange	215,573
Balance, December 31, 2022	3,707,137